Related Party Transactions and Private Company Investment (Details Narrative) - CAD ($)					12 Months Ended
	Dec. 18, 2019	Sep. 30, 2019	Aug. 15, 2017	Jun. 08, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Oct. 04, 2019
Disclosure of transactions between related parties [line items]
Share price								$ 1
Due from related party					$ 95,415,000
Sentient [Member] | Post-consolidation Basis [Member]
Disclosure of transactions between related parties [line items]
Number of common shares beneficially owned			3,866,666	9,466,666	36,980,982	36,980,982
Number of common shares beneficially owned, percentage					41.70%	46.93%
Net proceeds from units subscribed by related party			$ 2,900,000	$ 7,100,000
Number of common share purchase warrants granted			1,933,333	4,733,333
Number of common share purchase warrants granted, exercise price			$ 1.20	$ 1.20
Contemporary Amperex Technology Limited [Member]
Disclosure of transactions between related parties [line items]
Number of common shares beneficially owned	2,944,444
Number of common shares beneficially owned, percentage						25.38%
Net proceeds from units subscribed by related party	$ 530,000
Number of common share purchase warrants granted	1,472,222
Number of common share purchase warrants granted, exercise price	$ 0.25
Warrants expiration date	Dec. 18, 2021
Contemporary Amperex Technology Limited [Member] | Post-consolidation Basis [Member]
Disclosure of transactions between related parties [line items]
Number of common shares beneficially owned					22,944,444
Number of common shares beneficially owned, percentage					25.87%
Chairman as Consultant [Member]
Disclosure of transactions between related parties [line items]
Fees charged by a legal firm					$ 370,127	$ 174,224	$ 244,285
Memorandum of Understanding [Member]
Disclosure of transactions between related parties [line items]
Number of units subscribed		2,400,000
Share price		$ 0.01
Investment amount		$ 24,000
Ownership percentage		9.64%
Investment description		To December 31, 2019, the Company's investment has been classified as an advance as private co has not issued the common shares certificate. Private co will also issue the Company a non-transferable share purchase warrant (the "Warrant"), entitling the Company to purchase common shares of private co up to 15% of the capital of private co upon payment of US $10 million prior to the fifth anniversary of the date of issue.
Services Agreement [Member]
Disclosure of transactions between related parties [line items]
Due from related party					$ 95,415